Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Changes In Accumulated Other Comprehensive Income By Components

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of December 31, 2013	$(1,530)	$287	$(25,433)	$1,457	$(25,219)
Other comprehensive income (loss) before reclassifications	(25,079)	70	(30,439)	(21,372)	(76,820)
Amount reclassified from accumulated other comprehensive income (loss)	4,497	(270)	1,229	—	5,456
Net current-period other comprehensive loss	(20,582)	(200)	(29,210)	(21,372)	(71,364)
Balance as of December 31, 2014	$(22,112)	$87	$(54,643)	$(19,915)	$(96,583)

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of December 31, 2012	$14,771	$(772)	$(42,354)	$(5,189)	$(33,544)
Other comprehensive income before reclassifications	11,805	223	14,141	6,646	32,815
Amount reclassified from accumulated other comprehensive income (loss)	(28,106)	836	2,780	—	(24,490)
Net current-period other comprehensive income (loss)	(16,301)	1,059	16,921	6,646	8,325
Balance as of December 31, 2013	$(1,530)	$287	$(25,433)	$1,457	$(25,219)

Schedule Of Estimated Useful Life Of Assets
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Schedule Of Warranty Liability
Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the Balance Sheet, are as follows:

	2014	2013
Balance, at January 1	$179,077	$189,713
Warranties issued during the year	88,244	75,782
Reduction due to warranties forfeited or claimed during the year (*)	(69,858)	(86,418)
Balance, at December 31	$197,463	$179,077

Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions
The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

	2014 (*)	2013	2012
Dividend yield	—	2.56%	2.45%
Expected volatility	—	34.29%	36.07%
Risk-free interest rate	—	0.87%	0.83%
Expected life	0	4 years	4 years
Forfeiture rate	—	0.56%	0.56%
Suboptimal factor	—	1.75	1.75

(*) During 2014 there were no grants.

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2014 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$1,465	$—	$—
Corporate bonds	—	24,685	—
Foreign currency derivatives and option contracts	—	13,558	—
Cross-currency interest rate swap	—	12,730	—
Liabilities
Foreign currency derivative and option contracts	—	(40,313)	—
Cross-currency interest rate swap	—	(4,529)	—
Total	$1,465	$6,131	$—

	Fair value measurement at
	December 31, 2013 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$5,919	$—	$—
Corporate bonds	—	45,157	—
Foreign currency derivatives and option contracts	—	5,000	—
Cross-currency interest rate swap	—	58,154	—
Liabilities
Foreign currency derivative and option contracts	—	(4,766)	—
Total	$5,919	$103,545	$—